BLACKROCK MUNIYIELD QUALITY FUND III, INC. (the “Fund”)

File No. 811-06540

Item G.1.b.ii: Instruments defining the rights of the holders of any new or amended class of securities

A copy of the Fund’s Amendment to the Notice of Special Rate Period of the Fund’s Variable Rate Demand Preferred Shares is attached under Item G.1.b.i.